Commitments and Contingencies (Details Textual)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Nov. 17, 2014 m²	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments and Contingencies (Textual)
Term of lease		60 months
Area of office and manufacturing | m²		5,533
Operating lease, description	The Company entered into a 37-month lease for 2,390 square feet of office and aerostat manufacturing space at 700 Ridgewood Avenue, Units 207/208, Holly Hill, Florida with a lease commencement date of March 1, 2019.	The Company entered into a 60-month lease for 5,533 square feet of office and manufacturing space at 11651 Central Parkway, Suite 118, Jacksonville, Florida, with an anticipated lease commencement date of February 1, 2015. The actual commencement date was July 1, 2015 and the lease was amended to 61 months expiring July 31, 2020.			The actual commencement date was July 1, 2015 and the lease was amended to 61 months expiring July 31, 2020.
Operating expenses and sales tax	$ 2,091				$ 5,915
Rent expense			$ 53,423	$ 44,474	$ 161,333	$ 131,710
Description of royalties			Two of the licenses require a minimum royalty of $1,500 per year. Royalties are based on vehicle weight and range from $12.50 to $75.00 per vehicle on one license and $25.00 to $150.00 per vehicle on another license.		Two of the licenses require a minimum royalty of $1,500 per year. Royalties are based on vehicle weight and range from $12.50 to $75.00 per vehicle on one license and $25.00 to $150.00 per vehicle on another license.